Bingham McCutchen LLP
One Federal Street
Boston, MA 02110-1726
September 9, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Transamerica Funds
(filing relates solely to Transamerica Legg Mason Partners All Cap)
Transamerica Series Trust
(filing relates solely to Transamerica Legg Mason Partners All Cap VP)
(each, a “Registrant”)
Ladies and Gentlemen:
          On behalf of each of the Registrants, we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a definitive copy of the:
•	Letter to Shareholders,

•	Notice of Meeting,

•	Proxy Statement, and

•	Form of Proxy Card
to be used in connection with a Special Meeting of Shareholders of each of the Registrants to be held on October 23, 2009. The definitive proxy statement has been marked to show the changes made from the preliminary proxy materials filed with the Commission on August 21, 2009. In compliance with Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(b) are expected to be first given or sent to shareholders on or about September 14, 2009.
          Please call the undersigned at (617) 951-8567 with any comments or questions relating to the filing.
Sincerely,
/s/ Paul B. Raymond
Paul B. Raymond